Other liabilities - RSUs and SARs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Share options exercised	0	0
Outstanding	26,268,000	26,268,000
Share based compensation expense	$ 18,000	$ 17,000
Share based compensation expense, after tax		11,000
Current liability from share based payments	$ 43,000	$ 26,000
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Vesting percentage of share-based awards	33.33%
Cancelled	443,511	150,000
Exercised	0	0
Outstanding	16,510	460,021
Share based compensation expense	$ 1,000	$ 61,000
Share based compensation expense, after tax	1,000	39,000
Current liability from share based payments	$ 0	$ 2,000